Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 4.5	[1]
Additions based on tax positions related to current year	1.4	[1]
Additions for tax positions of prior years	1.4	[1]
Reductions for tax positions of prior years	(1.6)	[1]
Settlements		[1]
Net, current activity	1.2	[1]
Ending balance	$ 5.7	[1]

[1]	Unrecognized state tax benefits are not adjusted for the federal tax impact.